Party-in-Interest Transactions (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Contract administrator fees	$ 75
Total investments at fair value	42,861	$ 35,892
Loans outstanding	$ 830	$ 626
Common Stock of Northfield Bancorp, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	281,962	302,947
Total investments at fair value	$ 3,223	$ 3,520